Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	2 years
Impairment	$ 1,468,995
Delivery revenue	146,462	54,423
Branding fees	45,250	53,575
Other revenue	15,833
Advertising expense	184,000	128,000
Tax benefit
Shares converted (in Shares)	937,961
Aggregate shares of common stock (in Shares)	7,978,616
Preferred stock converted into warrants (in Shares)	128,819
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares converted (in Shares)	4,372,601
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Effective tax rate	50.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Effective tax rate	50.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	71.00%	50.00%